Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income			$ 12.9	$ 15.2
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange			1,586.9	1,802.9
Gain (loss) to net income from derivative instruments			(34.0)	10.9
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange			1,036.9	540.8
Foreign exchange contracts | Designated as Hedging Instrument | Derivative liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange			158.0	0.0
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives			(6.5)	(14.0)
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives			(0.9)	(8.1)
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument | Forecast
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		$ (6.2)
Loss Portfolio Transfer | Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income			$ 12.9	$ 15.2